           SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND STATEMENT OF
                             ADDITIONAL INFORMATION

               CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND

The following information modifies certain information contained in the fund's Common Class Prospectus and Statement of Additional Information.

In light of the fund's growth stock emphasis, the fund has changed its performance benchmarks. Previcusly, the fund compared its performance to the performance of the Russell 2000 and the Russell 2500 Indices. Effective May 1, 2001, the fund compares its performance to the Russell 2500 Index and the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. For the one-, five-, ten-year and since inception (January 21, 1998) periods ended December 31, 2000, the average annual total returns for the Russell Midcap Growth Index were -11.75%, 17.77%, 18.10% and 17.33%, respectively.


Dated: May 4, 2001                                                WPUSS-16-0501

          SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND STATEMENT OF
                             ADDITIONAL INFORMATION

               CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND

The following information modifies certain information contained in the fund's Advisor Class Prospectus and Statement of Additional Information.

In light of the fund's growth stock emphasis, the fund has changed its performance benchmarks. Previously, the fund compared its performance to the performance of the Russell 2000 and the Russell 2500 Indices. Effective May 1, 2001, the fund compares its performance to the Russell 2500 Index and the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. For the one and five-year periods ended December 31, 2000, and for the period March 31, 1991 (Index calculation date) through December 31, 2000, the average annual total returns for the Russell MidCap Growth Index were -11.75%, 17.77% and 16.08%, respectively.

Dated: May 4, 2001                                                ADEMG-16-0501